Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax-George [Abstract]
INCOME TAX
9.	INCOME TAX

The company is subject to income tax on an entity basis on profit arising in or derived from the jurisdictions in which members of the Group are domiciled and operate.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

The United States

The subsidiary incorporated in the United States (“U.S.”) is subject to U.S. federal income tax at the rates of 21% and during the Relevant Periods on the estimated assessable profits arising in the United States.

Mainland China

The provision for corporate income tax in Mainland China is based on the statutory rate of 25% of the assessable profits as determined in accordance with the PRC Corporate Income Tax Law, which was approved and became effective on January 1, 2008.

Singapore

The prevailing corporate income tax rate in Singapore is 17.0%, with 75% of up to the first SGD10,000 and 50% of up to the next SGD190,000 of a company’s chargeable income (otherwise subject to normal taxation) being exempt from corporate tax (the “Partial Tax Exemption”). The remaining chargeable income that exceeds SGD200,000 will be fully taxable at the prevailing corporate tax rate.

In addition, subject to certain conditions and exceptions, newly established companies in Singapore will also be eligible for tax exemption on 75% of up to the first SGD100,000 and 50% of up to the next SGD100,000 of a company’s annual normal chargeable income for each of the company’s first three years of assessment from year of assessment 2020 onwards (the “Start-up Exemption”). The remaining chargeable income (after the tax exemption) will be taxed at the applicable corporate tax rate.

In the event a company claims the Start-up Exemption for its first three years of assessment, it will not be able to claim the Partial Tax Exemption. From the fourth year of assessment onwards, the company can enjoy the Partial Tax Exemption.

The income tax expense of the company for the Relevant Periods is analyzed as follows:

Year ended December 31,
	2023	2024	2025
revised
	$’000	$’000	$’000
Current	—	—	—
Deferred	—	—	—
Total	—	—	—

A reconciliation of the tax expense applicable to loss before tax at the statutory rate to the tax expense at the effective tax rate is as follows:

	Year ended December 31,
	2023	2024	2025
	revised
	$’000	$’000	$’000
Loss before tax	(109,228)	(51,869)	(35,528)
Tax at the statutory tax rate (25%)	(27,307)	(12,967)	(8,882)
Foreign rate differential	15,111	3,349	1,193
Effect of adjustments for income tax rate (Note i)	—	—	(9,672)
Expenses not deductible for tax	126	92	153
Income not subject to tax (Note ii)	—	—	(850)
Additional deductible allowance for qualified research and development costs	(2,338)	(1,506)	(2,838)
Non tax-effective share-based payments	—	2,150	299
Others	—	—	21
Unrecognized deferred tax assets expires (Note i)	—	—	5,919
Unrecognized deferred tax assets	14,408	8,882	14,657
Current income tax expense	—	—	—
Tax charge at the Group’s effective rate	—	—	—

Note i: During 2025, Adlai Hangzhou ceased to qualify as a High and New Technology Enterprise and therefore is no longer eligible for the preferential income tax rate of 15%. As a result, the applicable statutory income tax rate increased, giving rise to the “Effect of adjustments for income tax rate” in the reconciliation of the effective tax rate. In addition, due to the change in tax status, the Group no longer expects to utilize certain tax losses within the prescribed carryforward period. Accordingly, deferred tax assets related to these tax losses have not been recognized, resulting in “Unrecognized deferred tax assets expires” in the reconciliation.

Note ii: Based on the Company’s assessment of the nature of the transactions during the financial year and with reference to the Singapore Income Tax Act, the revenue for the year is considered to be capital gain in nature. Accordingly, such income is not regarded as taxable income in Singapore and is treated as income not subject to tax.

A deferred tax asset has not been recognised for the following:

	Year ended December 31,
	2024	2025
	$’000	$’000
Deductible temporary differences	14,080	12,316
Unused tax losses	37,984	54,405
Total	52,064	66,721

The Group has accumulated tax losses arising in Adlai Hangzhou in Mainland China of $133,937 and $126,442 as of December 31, 2024 and 2025, respectively, that will expire in five to ten years after the loss incurring year for offsetting against future taxable profits.

The Group also has accumulated tax losses in the U.S. of $78,743 and $ 97,493 as of December 31, 2024 and 2025, respectively, that can be carried forward indefinitely to offset against future taxable profits of the companies in which losses were incurred, subject to 80% taxable income limitation annually.

Uncertain Tax Position

The Company did not identify any significant uncertain tax position for each of the periods presented. The Group did not incur any interest related to uncertain tax position, did not recognize any penalties as income tax expense and also does not anticipate any significant change in uncertain tax position within 12 months from December 31, 2025.